Tax Matters - Disclosure Of Reconciliation of the income tax effective rate to the tax rate is presented (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit (loss) before income tax	S/ 199,253	S/ 183,777	S/ (124,174)
Effect of tax rates of a subsidiary abroad	47,562	45,760	(30,919)
Tax using the Company's domestic tax rate	20,240	12,504	(5,095)
Non deductible expenses	18,308	3,318	34,429
Tax losses for which deferred tax asset was not recognized	839	12,110	63,234
Derecognition of previously recognized deductible temporary differences			8,411
Recognition of previously unrecognized tax losses	(2,284)	(32,362)
Changes in tax rate (Colombia)	0	116	11,815
Annual adjustment for inflation	3,160	4,106	7,432
Changes in estimates related to prior years	528	14,267	863
Income tax	S/ 88,353	S/ 59,819	S/ 90,170
Profit (loss) before income tax	100.00%	100.00%	100.00%
Effect of tax rates of a subsidiary abroad	10.16%	6.80%	4.10%
Tax using the Company's domestic tax rate	23.87%	24.90%	24.90%
Non deductible expenses	9.19%	1.81%	(27.73%)
Tax losses for which deferred tax asset was not recognized	0.42%	6.59%	(50.92%)
Derecognition of previously recognized deductible temporary differences			(6.77%)
Recognition of previously unrecognized tax losses	(1.15%)	(17.61%)
Changes in tax rate (Colombia)		0.06%	(9.51%)
Annual adjustment for inflation	1.59%	2.23%	(5.98%)
Changes in estimates related to prior years	0.26%	7.76%	(0.70%)
Income tax	44.34%	32.55%	(72.62%)